Significant Accounting Policies (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Loss available to common stockholders'	$ (2,077,889)	$ (1,318,507)
Denominator:
Weighted average number of common shares outstanding	69,772,485	67,233,254
Basic and diluted EPS	$ (0.03)	$ (0.02)
The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Total shares not included in the computation of diluted losses per share	8,129,931	9,227,500
Stock options [Member]
The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Total shares not included in the computation of diluted losses per share	385,000	257,500
Warrant [Member]
The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Total shares not included in the computation of diluted losses per share	7,280,503	8,970,000
Convertible debt [Member]
The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Total shares not included in the computation of diluted losses per share	464,428